Income Taxes - Schedule of deferred tax assets (liabilities) (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021
Components of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carryforward	$ 81,955	$ 38,933
Accruals and other	610	757
Intangibles	123	136
Depreciation and amortization	118	70
RSU	8,499
Others	285	0
Deferred revenue	5,786	2,754
Gross deferred tax assets	97,376	42,650
Valuation allowance	(95,533)	(41,849)
Net deferred tax asset	1,843	801
Deferred costs	(1,843)	(801)
Net deferred tax assets (liabilities)	$ 0	$ 0